Expense Example - BlackRock Retirement Income 2030 Fund	Jul. 29, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	692
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	$ 1,252